Fair Value Measurements - Schedule of Key Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Asset volatility	83.90%
Risk-free rate	3.92%
Expected term	6 years 3 months
Minimum
Fair Value Measurements
Asset volatility		85.00%	80.00%
Risk-free rate		4.08%	3.77%
Expected term		12 months	24 months
Maximum
Fair Value Measurements
Asset volatility		95.00%	85.00%
Risk-free rate		4.23%	4.14%
Expected term		48 months	60 months